Long-term Borrowings, Excluding Current Portion (Tables)	12 Months Ended
Dec. 31, 2019
Long-term Borrowings, Excluding Current Portion
Schedule of long-term borrowings, excluding current portion

	As of December 31,
	2018	2019
	RMB	RMB
Convertible note	1,151,560	1,185,249
Long-term loans	4,324	30,000
Less: current portion (Note 13)	(4,324)	—
	1,151,560	1,215,249

Schedule of principal amount and unamortized discount/premium and debt issuance costs

	As of December 31,
	2018	2019
	RMB	RMB
Principal amount	1,201,060	1,220,835
Unamortized debt discount and issuance costs	(49,500)	(35,586)
	1,151,560	1,185,249

Schedule of long-term borrowings will be due

Principal amounts
RMB
2020	14,211
2021	1,236,624
Total	1,250,835